PARADIGM FUNDS

Paradigm Value Fund

Paradigm Opportunity Fund

Paradigm Select Fund

Paradigm Capital Appreciation Fund

Supplement dated October 1, 2007

to the Prospectus

dated August 15, 2007

PROSPECTUS

August 15, 2007

Effective October 1, 2007 the Paradigm Value Fund, the Paradigm Opportunity Fund, the Paradigm Select Fund, and the Paradigm Capital Appreciation became diversified funds.  Therefore, the reference to “non-diversified” portfolios on pages 5 and 8 of the August 15, 2007 prospectus is removed.